Short-Term Borrowings	12 Months Ended
Dec. 31, 2010
Short-Term Borrowings
13.	Short-Term Borrowings

The following table summarizes the details of short-term borrowings at December 31:

	2009			2010
	Balance		Weighted- Average Interest Rate	Balance		Weighted- Average Interest Rate
	(in millions of Won, except percentages)
Borrowings from BOK	(Won)	1,433,730	1.11%	(Won)	995,998	1.07%
Borrowings in foreign currencies		1,771,522	3.18%		2,026,208	1.90%
Borrowings from trust accounts		1,475,802	1.90%		1,281,898	2.47%
Call money		2,398,062	2.42%		1,333,618	2.72%
Debentures in won		708,748	6.03%		19,722	5.82%
Other borrowings(1)		1,926,993	6.01%		2,413,815	6.62%

	(Won)	9,714,857		(Won)	8,071,259

Note:

(1)	Mostly relate to borrowings from other financial institutions.

Short-term borrowings consist of borrowed funds with original maturities of less than one year. Total interest expense on short-term borrowings amounted to (Won)865,695 million, (Won)555,026 million and (Won)376,971 million of which (Won)155,556 million, (Won)74,816 million and (Won)61,809 million were related to call money during the years ended December 31, 2008, 2009 and 2010, respectively.